CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (12,302)	$ (9,567)	$ (27,277)	$ (15,132)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	39	6	35	0
Amortization of debt discount	0	572	582	1,768
Amortization of deferred financing fees	53	106	223	253
Amortization of intangible assets	64	53	118	70
Stock issued for services	203	595	663	860
Write-off of clinical trial materials	0	500	500	0
Impairment of investment			50	0
Loss on debt issuance	0	67	0	6,709
Loss on Common stock issuance	0	67	260	352
Loss on warrant issuance	0	3,867	3,867	0
Loss on extinguishment of convertible debt			1,250	0
Non-cash interest expense related to warrants and derivative	0	32	52	0
Change in fair value of warrants and derivative liability	0	(473)	(317)	(271)
Stock-based compensation expense	807	475	1,302	744
Changes in assets and liabilities
Related party liabilities and accrued interest	2	2	3	4
Receivable for sale of common stock	0	(146)
Clinical trial material	0	(500)
Deferred funding fees	(20)	116
Prepaid expenses and other current assets	(45)	(144)	(92)	368
Accounts payable and accrued expenses	(1,730)	853	4,645	88
Accrued interest	114	(47)	(195)	549
Net cash used in operating activities	(12,815)	(3,633)	(11,331)	(3,473)
Cash flows from investing activities
Restricted cash			(204)	0
Acquisition of DioGenix	(900)	0
Investment			(50)	0
Acquisition of other assets	0	(600)	(1,100)	(70)
Acquisition of property and equipment	(5)	(56)	(181)
Net cash used in investing activities	(905)	(656)	(1,535)	(70)
Cash flows from financing activities
Proceeds from issuance of notes payable	2,850	500	500	5,048
Repayment of demand and convertible notes, including accrued interest			(9)	(304)
Repayment of convertible promissory notes	0	(9)
Proceeds from issuance of common stock	2,820	400	3,074	0
Proceeds from issuance of convertible preferred stock	8,300	0	3,550	0
Proceeds from exercise of warrants	0	3,767	4,975	0
Financing costs	(149)	0	(43)	(325)
Net cash provided by financing activities	13,821	4,658	12,047	4,419
Net (decrease) increase in cash and cash equivalents	101	369	(819)	876
Cash and cash equivalents, beginning of period	214	1,033	1,033	157
Cash and cash equivalents, end of period	315	1,402	214	1,033
Supplemental schedule of non-cash activities:
Relative fair value associated with 8% senior convertible debentures issued with detachable warrants			0	1,939
Beneficial conversion feature - Series D convertible preferred stock			0	321
Convertible promissory notes issued for payables and accrued liabilities	0	2
Convertible debentures converted and associated reclassification of derivative liabilities	0	8,238
Stock issued for deferred funding fees	0	518
Intangible asset	0	(50)
Stock subscription	0	146
Deferred funding fees charged to equity upon sale of common stock	0	(518)
Stock issued to acquire intangible assets	0	103
Reclass of Series D Preferred from mezzanine to equity	0	839
Stock issued to satisfy accounts payable and accrued expenses	0	22
Convertible promissory notes converted to common stock and associated reclassification of derivative liability			130	2,712
Debt discount written off - associated with convertible promissory notes	0	(1,787)
stock issued			516	0
Deferred commitment fee for equity financing reclassified upon stock issuance			(516)	0
Preferred stock dividend accrued at end of period			(65)	(26)
Common stock issued as fee for debt financing arrangement	116	0
Supplemental cash flow information
Interest payments	0	1	59	61
Convertible Notes Payable [Member]
Cash flows from financing activities
Repayment of convertible promissory notes			(9)
Supplemental schedule of non-cash activities:
Debt discount associated with convertible promissory notes			0	813
Beneficial conversion feature - debt discount - convertible promissory notes			0	226
Debt discount written off - associated with convertible promissory notes			0	(250)
stock issued	0	11
Convertible Notes Payable [Member] | Accounts Payable and Accrued Liabilities [Member]
Supplemental schedule of non-cash activities:
Convertible notes issued			0	123
Convertible Notes Payable [Member] | Accounts Payable [Member]
Supplemental schedule of non-cash activities:
Convertible notes issued			0	161
Convertible Debt [Member]
Supplemental schedule of non-cash activities:
stock issued			0	1,559
Preferred stock Dividend [Member]
Supplemental schedule of non-cash activities:
stock issued			104	0
Series D Preferred Dividend [Member]
Supplemental schedule of non-cash activities:
stock issued	42	0
Series preferred stock dividend accrued	(8)	0
Series E Preferred Dividend [Member]
Supplemental schedule of non-cash activities:
stock issued	257	0
Series preferred stock dividend accrued	(233)	0
Series G Preferred Dividend [Member]
Supplemental schedule of non-cash activities:
Series preferred stock dividend accrued	$ (114)	$ 0
Common Stock [Member]
Cash flows from operating activities
Net loss			0	0
Supplemental schedule of non-cash activities:
Convertible promissory notes converted to common stock and associated reclassification of derivative liability			7,091	0
Preferred stock dividend accrued at end of period				0
Common Stock [Member] | Other Intangible Assets [Member]
Supplemental schedule of non-cash activities:
stock issued			354	79
Common Stock [Member] | Accounts Payable and Accrued Liabilities [Member]
Supplemental schedule of non-cash activities:
stock issued			68	260
In Process Research and Development [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Conversion of Stock, Amount Converted			3,000	0
Series A Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Conversion of Stock, Amount Converted				127
Series C Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense			0	39
Series D Preferred Stock [Member] | Accounts Payable [Member]
Supplemental schedule of non-cash activities:
stock issued			0	1,169
Series E Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Supplemental schedule of non-cash activities:
stock issued			$ 500	$ 2,200